Segment analysis - Segment assets and segment revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($) customer		Dec. 31, 2016 USD ($) customer		Dec. 31, 2015 USD ($) [1]
Segment analysis
Number of customers with a percentage of total revenues greater than 10% | customer	0	0		0
TOTAL ASSETS	$ 10,349	$ 11,191	[1]	$ 10,851	[1]	$ 6,902
Revenue	9,097	8,596	[2]	7,014	[2]
Non-current assets	7,278	7,725	[1]	7,608	[1]	$ 4,692
United States
Segment analysis
Revenue	3,358	3,261		2,695
Non-current assets	2,190	2,218
United Kingdom
Segment analysis
Revenue	969	879		801
Non-current assets	659	676
Germany
Segment analysis
Revenue	890	801		726
Non-current assets	847	1,025
Luxembourg
Segment analysis
Revenue	4	3		$ 2
Non-current assets	$ 0	$ 0

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[2]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements